May 01, 2021
Northwestern Mutual Series Fund, Inc.Supplement Dated June 25, 2021 to the
Statutory Prospectus Dated May 1, 2021The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Fund”) dated May 1, 2021, (the “Prospectus”). You should read this Supplement together with the Prospectus.International Equity Portfolio – Average Annual Total Return Table UpdateThe Average Annual Total Return table set forth in the Summary Prospectus for the International Equity Portfolio is amended to change the reference related to an additional market index from the Lipper® Variable Insurance Products (VIP) International Multi-Cap Value Funds Average to the Lipper® Variable Insurance Products (VIP)International Large Cap Value Funds Average. In order to effectuate this update, the current table is deleted and replaced with the following:Average Annual Total Return(for periods ended December 31, 2020)1 Yr5 Yr10 YrInternational Equity Portfolio-2.71%3.12%3.26%MSCI® All Country World (ex-US) Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)10.65%8.93%4.92%MSCI® All Country World (ex-US) Index (Gross)(reflects no deduction for fees, expenses or taxes)11.13%9.44%5.40%MSCI EAFE® Index (Net)(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)7.82%7.45%5.51%Lipper® Variable Insurance Products (VIP) International Large Cap Value Funds Average0.77%4.62%3.67%[1]With respect to its broad-based benchmark, the Portfolio has elected to calculate the MSCI® All Country World (ex-US) Index net of withholding taxes on reinvested dividends rather than the MSCI® All Country World (ex-US) Index gross of withholding taxes on reinvested dividends because the net calculation more closely reflects the Portfolio’s performance for an investor.